Trade accounts receivable, net of allowances - Summary of the impact of adopting ASC 326 (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	$ 10,529	$ 10,911	$ 9,543
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses				$ 3,205
Impact of ASC 326 adoption | Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses				1,076
As reported under ASC 326
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses				$ 4,281